Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Warrants Issued February 2011 [Member]	Dec. 31, 2011 Warrants Issued March 2012 [Member]
Fair value of the warrants based on the historical volatilities
Expected volatility			71.30%	80.70%
Risk-free interest rate			0.36%	0.72%
Expected life			3 years 29 days	4 years 2 months 12 days
Fair value at December 31, 2012	$ 2,709	$ 983	$ 249	$ 2,460